UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 118.3%
Corporate — 15.2%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$1,119,340
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	630,515
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b)(c):
7.63%, 8/01/25	3,200	3,653,152
7.75%, 8/01/31	4,000	4,595,120
New York City Industrial Development Agency, Refunding RB, Senior TRIPS, Series A, AMT, 5.00%, 7/01/28	795	846,683
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,350	6,342,532
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,500	1,558,710
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	4,720	4,837,764
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	7,024,920
		30,608,736
County/City/Special District/School District — 27.3%
City of New York, New York, GO:
Series A-1, 4.75%, 8/15/25	750	867,293
Series A-1, 5.00%, 8/01/35	1,000	1,147,570
Series D, 5.38%, 6/01/32	25	25,101
Series G-1, 5.00%, 4/01/29	750	886,560
Sub-Series A-1, 4.00%, 10/01/34	350	370,710
Sub-Series G-1, 5.00%, 4/01/28	5,000	5,932,200
Sub-Series G-1, 6.25%, 12/15/31	500	614,435
Sub-Series I-1, 5.38%, 4/01/36	1,750	2,080,295
City of New York, New York, GO, Refunding, Series I, 5.00%, 8/01/30	1,000	1,181,770
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,485	5,826,002
5.75%, 2/15/47	200	237,450
(AGC), 5.00%, 2/15/47	1,000	1,065,480
(AGM), 5.00%, 2/15/47	1,000	1,065,480

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (continued)
Hudson New York Yards Infrastructure Corp., RB, Series A (concluded):
(NPFGC), 4.50%, 2/15/47	$1,970	$2,036,960
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	800	896,368
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 7/01/31	1,900	2,197,274
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 4.61%, 3/01/42 (d)	1,960	526,162
CAB, Yankee Stadium Project, Series A (AGC), 4.75%, 3/01/45 (d)	1,500	337,080
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	175,332
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	3,000	3,085,800
Yankee Stadium (NPFGC), 4.75%, 3/01/46	1,500	1,537,050
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	269,885
5.00%, 11/15/44	9,660	10,413,383
4.75%, 11/15/45	500	538,230
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	860	983,866
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,589,186
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,831,572
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,232,909
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	2,000	2,310,200
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,434,708
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	837,458

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	$395	$439,370
		54,973,139
Education — 25.8%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(c):
7.00%, 5/01/25	910	136,409
7.00%, 5/01/35	590	88,441
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,192,180
Build NYC Resource Corp., RB, Bronx Charter School For Excellence Project, Series A, 5.50%, 4/01/43	450	499,743
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	3,240	3,595,590
Dutchess County Industrial Development Agency New York, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	7,171,010
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/13 (e)	2,000	2,016,140
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	287,997
Madison County New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	135	150,003
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,282,187
New York City Trust for Cultural Resources, RB, Juilliard School, 5.00%, 1/01/39	750	863,062
New York City Trust for Cultural Resources, Refunding RB:
Carnegie Hall, 4.75%, 12/01/39	2,000	2,211,500
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,159,750
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	180,586

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (continued)
New York State Dormitory Authority, RB (continued):
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	$750	$877,515
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	247,708
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,205,660
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,910,174
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	1,119,000
New York University, Series B, 5.00%, 7/01/37	1,250	1,461,075
Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (e)	1,000	1,257,330
Teachers College, 5.00%, 7/01/42	500	565,070
University of Rochester, Series A, 4.86%, 7/01/39 (f)	650	692,634
University of Rochester, Series A, 5.13%, 7/01/39	850	979,999
University of Rochester, Series B, 5.00%, 7/01/39	500	552,615
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	544,592
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,151,080
Culinary Institute of America, 5.00%, 7/01/42	300	324,978
Fordham University, 4.00%, 7/01/30	555	589,116
New York University, Series A, 5.00%, 7/01/37	1,790	2,092,259
Rochester Institute Technology, 4.00%, 7/01/33	1,070	1,115,026
Rochester Institute Technology, 5.00%, 7/01/42	1,790	2,051,877
Rockefeller University, Series B, 4.00%, 7/01/38	1,835	1,947,797
Skidmore College, Series A, 5.00%, 7/01/27	190	220,932
Skidmore College, Series A, 5.00%, 7/01/28	75	86,794
Skidmore College, Series A, 5.25%, 7/01/29	85	99,299
Teachers College, 5.50%, 3/01/39	450	506,466

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Third Generation Resolution, State University Educational Facilities, Series A, 5.00%, 5/15/29	$2,000	$2,359,800
Orange County Funding Corp., Refunding RB, Mount State Mary College, Series A:
5.00%, 7/01/37	360	398,156
5.00%, 7/01/42	220	242,596
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	275	315,846
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	1,000	1,028,830
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	812,308
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,502,775
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	707,037
		51,800,942
Health — 17.1%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	349,902
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	500,055
Monroe County Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	271,812
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,212,981
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project:
4.25%, 7/01/42	350	353,696
5.00%, 7/01/42	2,750	2,954,847

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (continued)
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	$750	$831,427
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	230,272
New York University Hospital Center, Series A, 6.00%, 7/01/40	500	587,980
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	592,148
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (e)	2,000	2,000,300
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,775	2,010,862
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	750	784,853
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	1,100	1,155,429
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	320	358,106
Nysarc Inc., Series A, 6.00%, 7/01/32	500	588,195
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	316,289
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,568,180
New York University Hospital Center, Series A, 5.00%, 7/01/36	3,390	3,655,098
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,750	1,962,975
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,253,934
Onondaga Civic Development Corp., Refunding RB, Saint Joseph's Hospital Health Center Project:
4.50%, 7/01/32	3,225	3,239,254
5.00%, 7/01/42	540	558,430
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,244,560

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Series A, Remarketing, 5.00%, 11/01/30	$2,500	$2,781,500
Series B, 6.00%, 11/01/30	500	597,510
Westchester County Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	687,505
5.00%, 1/01/28	675	752,146
5.00%, 1/01/34	875	960,741
		34,360,987
Housing — 1.3%
New York Mortgage Agency, Refunding RB, Homeowner Mortgage, Series 97, AMT, 5.50%, 4/01/31	1,120	1,121,478
New York State HFA, RB, M/F Housing, Series A, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,553,265
		2,674,743
State — 7.0%
New York City Transitional Finance Authority, BARB:
Series S-1, 4.00%, 7/15/42	2,225	2,326,104
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,763,699
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	721,536
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	2,000	2,121,600
New York State Dormitory Authority, Refunding RB, General Purpose Bonds:
Series A, 5.00%, 12/15/26	2,000	2,454,200
Series D, 5.00%, 2/15/34	500	578,425
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 4/01/32	3,500	4,103,960
		14,069,524
Transportation — 18.3%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	1,000	1,253,200
Series D, 5.25%, 11/15/41	1,750	1,982,680
Series H, 5.00%, 11/15/25	325	390,686
Series H, 4.00%, 11/15/34	2,000	2,049,460
Series H, 5.00%, 11/15/42	1,750	1,950,830

	Par (000)	Value
Municipal Bonds
New York (continued)
Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	$2,530	$2,928,930
(AGM), 4.00%, 11/15/30	3,000	3,183,300
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.00%, 12/15/41	5,675	6,412,012
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/27	2,000	2,384,040
New York State Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	920	1,037,788
4.13%, 1/01/42	1,075	1,119,107
5.00%, 1/01/42	280	312,712
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,170,860
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 6.25%, 12/01/13	1,000	1,014,200
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 5.75%, 12/01/22	7,000	7,026,880
Port Authority of New York & New Jersey, Refunding RB, 177th Series, AMT, 4.00%, 1/15/43	1,000	1,009,580
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Series A, 3.87%, 11/15/32 (d)	845	399,254
Series A, 3.13%, 11/15/32	750	716,580
Series A, 5.00%, 11/15/30	250	296,168
Series B, 5.00%, 11/15/31	190	225,661
		36,863,928
Utilities — 6.3%
Long Island Power Authority, RB:
Series A (AGM), 5.00%, 5/01/36	500	558,240
Series C (CIFG), 5.25%, 9/01/29	2,000	2,466,440
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	4,000	4,738,280
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	750	829,042
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Series BB, 5.00%, 6/15/31	1,000	1,169,080
Series EE, 4.00%, 6/15/45	2,310	2,379,439

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York (concluded)
Utilities (concluded)
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	$350	$410,876
		12,551,397
Total Municipal Bonds in New York		237,903,396

Puerto Rico — 6.5%
Housing — 1.3%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,668,025
State — 3.3%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.25%, 7/01/36	1,600	1,576,688
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.60%, 8/01/32 (d)	1,685	581,831
First Sub-Series A, 5.75%, 8/01/37	2,000	2,146,040
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,048,950
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (d):
5.64%, 8/01/41	3,500	727,545
5.67%, 8/01/43	2,500	460,850
		6,541,904
Transportation — 1.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	2,000	2,227,100
Utilities — 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,121,879
Puerto Rico Electric Power Authority, Refunding RB, Series V V (NPFGC), 5.25%, 7/01/29	500	508,705
		1,630,584
Total Municipal Bonds in Puerto Rico		13,067,613
Total Municipal Bonds – 124.8%		250,971,009

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 33.4%
County/City/Special District/School District — 6.9%
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D1, 5.00%, 11/01/38	$825	$947,356
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	5,020	5,517,281
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	4,260	4,424,436
7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,974,721
		13,863,794
Education — 0.5%
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	900	1,037,862
Housing — 7.5%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	14,680	14,698,350
New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	364,313
		15,062,663
State — 0.4%
New York City Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	660	761,904
Transportation — 6.0%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,250	1,483,932
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	6,495	7,459,535
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 3/15/31	1,180	1,377,367
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,769,775
		12,090,609
Utilities — 12.1%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,421,350
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series BB, 5.00%, 6/15/44	3,511	3,955,853
Second General Resolution, Series HH, 5.00%, 6/15/32	5,310	6,145,157

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded):
Series A, 4.75%, 6/15/30	$4,000	$4,462,720
Series D, 5.00%, 6/15/39	5,000	5,389,650
Series FF-2, 5.50%, 6/15/40	810	955,754
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,996	2,086,073
		24,416,557
Total Municipal Bonds in New York		67,233,389

Puerto Rico — 3.5%
State — 3.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB:
5.00%, 8/01/40	5,000	5,330,100
Series C, 5.25%, 8/01/40	1,520	1,646,814
Total Municipal Bonds in Puerto Rico		6,976,914
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 36.9%		74,210,303
Total Long-Term Investments (Cost – $304,349,391) – 161.7%		325,181,312

	Shares	Value
Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (h)(i)	3,777,982	$3,777,982
Total Short-Term Securities (Cost – $3,777,982) – 1.9%		3,777,982
Total Investments (Cost - $308,127,373*) – 163.6%		328,959,294
Other Assets Less Liabilities – 1.7%		3,478,007
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (18.3)%		(36,837,186)
VMTP Shares, at Liquidation Value – (47.0)%		(94,500,000)
Net Assets Applicable to Common Shares – 100.0%		$201,100,115
* As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$271,010,923
Gross unrealized appreciation		$22,886,298
Gross unrealized depreciation		(1,759,389)
Net unrealized appreciation		$21,126,909

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF New York Municipal Money Fund	344,945	3,433,037	3,777,982	$197

(i)	Represents the current yield as of report date.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	6

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(39)	Ultra Long Term US Treasury Bond	Chicago Board of Trade	June 2013	$5,786,625	$(195,058)
(24)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	3,200,625	(1,156)
Total					$(196,214)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	7

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$325,181,312	—	$325,181,312
Short-Term Securities	$3,777,982	—	—	3,777,982
Total	$3,777,982	$325,181,312	—	$328,959,294

1 See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(196,214)	—	—	$(196,214)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$149,000	—	—	$ 149,000
Liabilities:
TOB trust certificates	—	$ (36,821,462)	—	(36,821,462)
VMTP shares	—	(94,500,000)	—	(94,500,000)
Total	$149,000	$(131,321,462)	—	$(131,172,462)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2013	8

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal Income Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal Income Trust

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock New York Municipal Income Trust

Date: June 24, 2013